Note FDIC loss share (expense) income - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
F D I C Loss Share Expense Income [Line Items]
F D I C Indemnification Asset Accretion Of Discount	$ 66,238	$ 189,959	$ 161,635
Losses Incurred By The Corporation Not Claimed To FDIC
F D I C Loss Share Expense Income [Line Items]
F D I C Indemnification Asset Accretion Of Discount	$ 10,900